Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Feb. 15, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2019